Note 6 - Income Taxes	12 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
Note
6
– Income Taxes

The Tax Cuts and Jobs Act was enacted on
December 22, 2017.
One of the provisions of this legislation was that it reduced the corporate income tax rates for the Company from
34%
to
21%
effective beginning
January 1, 2018.
Due to this legislation, the Company has remeasured its deferred tax balances at the reduced enacted tax rates as well as utilized the lower anticipated effective income tax rate for the year ended
September 30, 2018
results. The provision recorded related to the remeasurement of the Company’s deferred tax balances was
$0.4
million. The accounting for the effects of the rate change on the deferred tax balances is complete and no
provisional amounts were recorded for the new legislation.

The provision (benefit) for income taxes for the years ended
September 30, 2018,
2017
and
2016
consists of:

	2018	2017	2016
Current	$(17,000)	$174,000	$22,000
Deferred	1,653,000	(320,000)	157,000
Total provision (benefit) for income taxes	$1,636,000	$(146,000)	$179,000

The following table summarizes the differences between the U.S. federal statutory rate and the Company’s effective tax rate for continuing operations financial statement purposes for the years ended
September 30, 2018,
2017
and
2016:

	2018	2017	2016
Statutory tax rate	21.0%	34.0%	34.0%
State income taxes, net of U.S. federal tax benefit	6.1%	43.7%	(4.4%)
Return to accrual adjustment	(0.1%)	(9.8%)	1.5%
Tax credits	0.3%	8.2%	−
Charges without tax benefit	(3.2%)	(16.2%)	6.8%
Change in statutory rate	(7.7%)	‒	‒
Valuation allowance	(45.1%)	‒	−
Other exclusions	(0.1%)	(0.1%)	(0.1%)

Company’s effective tax rate	(28.8%)	59.8%	37.8%

The charges without tax benefit rate for fiscal year
2018
includes, among other things, the impact of officer life insurance, nondeductible meals and entertainment and permanent basis differences in goodwill.

The tax effects of temporary differences related to deferred taxes at
September 30, 2018
and
2017
consist of the following:

	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$804,000	$208,000
Accounts receivable	40,000	58,000
Inventory	1,453,000	1,432,000
Intangibles	614,000	560,000
Accrued expenses	76,000	175,000
Stock options	66,000	246,000
Investment in equity method investee	162,000	174,000
Other	102,000	‒
	3,317,000	2,853,000

Deferred tax liabilities:
Financial basis in excess of tax basis of certain assets	726,000	1,156,000
Other	27,000	44,000

Less valuation allowance	2,564,000	‒

Net deferred tax asset	$–	$1,653,000

The Company’s U.S. Federal net operating loss (“NOL”) carryforwards consist of the following:

	NOL carryforward	Year Expires
Year ended September 30, 2018	$2,120,000	No expiry
Year ended September 30, 2016	82,820	2036

The Company records net deferred tax assets to the extent the Company believes these assets will more likely than not
be realized.  In making such determination, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies and recent financial performance.  The Company has concluded, based on its recent cumulative losses that it will not
be able to realize the full effect of the deferred tax assets and a valuation allowance of
$2.6
million is needed.

Based upon a review of its income tax positions, the Company believes that its positions would be sustained upon an examination by the Internal Revenue Service and does not
anticipate any adjustments that would result in a material change to its financial position. Therefore, no
reserves for uncertain income tax positions have been recorded. Generally, the Company is no
longer subject to examinations by the U.S. federal, state or local tax authorities for tax years before
2015.